Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	119,296,373.03	12,823
Yield Supplement Overcollateralization Amount at 12/31/15	920,702.06	0
Receivables Balance at 12/31/15	120,217,075.09	12,823
Principal Payments	6,840,735.64	247
Defaulted Receivables	263,834.18	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	818,823.40	0
Pool Balance at 01/31/16	112,293,681.87	12,556

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	15.83%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.69%
Weighted Average APR, Yield Adjusted	4.60%
Weighted Average Remaining Term	26.55

Delinquent Receivables:
Past Due 31-60 days	2,549,414.40	195
Past Due 61-90 days	817,118.41	62
Past Due 91 - 120 days	179,945.06	15
Past Due 121 + days	0.00	0
Total	3,546,477.87	272

Total 31+ Delinquent as % Ending Pool Balance	3.16%

Recoveries	153,221.22

Aggregate Net Losses/(Gains) - January 2016	110,612.96

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.10%
Prior Period Net Loss Ratio	1.32%
Second Prior Period Net Loss Ratio	0.17%
Third Prior Period Net Loss Ratio	1.36%
Four Month Average	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.29%

Flow of Funds	$ Amount

Collections	7,375,154.32
Advances	1,405.32
Investment Earnings on Cash Accounts	1,395.34
Servicing Fee	(100,180.90)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,277,774.08

Distributions of Available Funds
(1) Class A Interest	66,121.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	6,709.71
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	196,292.24
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,277,774.08
Servicing Fee	100,180.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 01/15/16	112,300,391.58
Principal Paid	7,002,691.16
Note Balance @ 02/16/16	105,297,700.42

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-3
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-4
Note Balance @ 01/15/16	97,958,391.58
Principal Paid	7,002,691.16
Note Balance @ 02/16/16	90,955,700.42
Note Factor @ 02/16/16	84.5981495%

Class B
Note Balance @ 01/15/16	14,342,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	14,342,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	78,790.68
Total Principal Paid	7,002,691.16
Total Paid	7,081,481.84

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	66,121.91
Principal Paid	7,002,691.16
Total Paid to A-4 Holders	7,068,813.07

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1152151
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2399934
Total Distribution Amount	10.3552085

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6150017
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	65.1322249
Total A-4 Distribution Amount	65.7472266

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.96
Noteholders' Principal Distributable Amount	999.04

Account Balances	$ Amount

Advances
Balance as of 12/31/15	30,535.24
Balance as of 01/31/16	31,940.56
Change	1,405.32

Reserve Account
Balance as of 01/15/16	1,748,995.36
Investment Earnings	289.12
Investment Earnings Paid	(289.12)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36